Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current
Cash	$ 217,504	$ 151,283
GST receivables	15,091	42,468
Prepaid expenses	8,736	8,689
Total current assets	241,331	202,440
Deposits	116,172	114,139
Office equipment, net (Note 3)	1,361	2,244
Oil and gas property interests (Note 5)	7,901,703	7,967,915
Total assets	8,260,567	8,286,738
Current
Accounts payable (Note7)	30,987	43,673
Accrued liabilities	26,183	49,606
Derivative liability (Note 4)	484,777	2,004,159
Total current liabilities	541,947	2,097,438
Asset retirement obligations (Note 6)	127,688	119,041
Total liabilities	669,635	2,216,479
Stockholders' equity
Additional paid-in capital	21,028,596	21,025,596
Accumulated deficit	(2,748,790)	(2,748,790)
Deficit accumulated during the exploration stage	(11,260,006)	(12,889,261)
Foreign currency translation adjustments	571,132	682,714
Total stockholders' equity	7,590,932	6,070,259
Total Liabilities and Stockholders' Equity	$ 8,260,567	$ 8,286,738